Note payable (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020
Revolving credit facility
Installment amount left open			$ 262,696
Unrealized foreign exchange gain		$ (112,997)	(890,992)
Opening balance as of end of year		2,204,045
Note Payable [Member]
Revolving credit facility
Opening balance as of beginning of year		2,204,045	3,883,733
Accretion (adjustment to present value)		36,665	167,477
Interest expense		17,990	98,831
Fair value adjustment (gain)			(29,052)
Unrealized foreign exchange gain		(112,997)	(890,992)
Repayment of Interest		(273,882)	(125,176)
Repayment		(1,601,696)	(900,776)
Opening balance as of end of year		$ 270,125	$ 2,204,045
SMSA
Revolving credit facility
Accrued interest on overdue payments (in percent)	1.00%
Accrued penalty interest on overdue payments (in percent)	10.00%